UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus International Small Cap Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap Fund
July 31, 2017 (Unaudited)

Common Stocks - 98.8%	Shares		Value ($)
Australia - 3.6%
Challenger	534,780		5,497,538
Evolution Mining	1,708,448		3,034,204
Iluka Resources	526,775		3,801,208
McMillan Shakespeare	543,853		6,243,432
oOh!media	1,591,419		5,118,003
Regis Resources	2,088,212		6,398,282
			30,092,667
Austria - .7%
Lenzing	30,745		5,495,768
Belgium - 1.9%
bpost	213,353		5,845,651
Galapagos	123,891	[a]	9,870,332
			15,715,983
Bermuda - .4%
Golar LNG	142,777		3,399,520
Brazil - 1.0%
APERAM	168,342		8,183,541
Canada - 6.3%
Air Canada	338,715	[a]	5,387,382
Artis Real Estate Investment Trust	749,480		7,856,991
Canadian Apartment Properties REIT	264,871		6,885,477
Cogeco Communications	65,459		4,573,073
Entertainment One	2,741,035		8,632,640
Genworth MI Canada	208,142		6,071,887
Gran Tierra Energy	1,962,070	[a]	4,611,081
Interfor	301,725	[a]	4,697,399
Tahoe Resources	644,443		3,525,247
			52,241,177
Denmark - 1.2%
GN Store Nord A/S	122,394		3,725,056
Royal Unibrew A/S	130,193		6,486,595
			10,211,651
Finland - .7%
Valmet	338,332		6,167,948

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
France - 7.9%
Arkema	60,005		6,832,020
Atos	78,744		11,973,704
Eiffage	72,291		7,004,544
Elior Group	258,005	[b]	6,846,109
Gaztransport Et Technigaz	122,441		5,832,594
Maisons du Monde	165,182	[b]	6,123,392
Plastic Omnium	181,779		6,993,652
Rubis SCA	78,054		4,967,425
Teleperformance	66,052		9,199,301
			65,772,741
Georgia - .7%
BGEO Holdings	136,196		6,194,158
Germany - 7.7%
Aareal Bank	205,786		8,599,386
Carl Zeiss Meditec-BR	10,814		579,911
Drillisch	48,033		3,219,486
LANXESS	116,219		8,972,942
Stroeer SE & Co.	121,324		7,828,884
TAG Immobilien	387,990		6,370,506
Talanx	142,443		5,879,058
Uniper SE	473,314		9,743,744
Wirecard	94,747		7,255,704
Zalando	134,713	[a,b]	6,030,461
			64,480,082
Ireland - 1.1%
ICON	83,540	[a]	8,767,523
Israel - .9%
SodaStream International	135,325	[a]	7,621,504
Italy - 5.9%
A2A	2,478,286		4,218,784
Anima Holding	900,135	[b]	7,320,510
Autogrill	744,322		8,837,689
Maire Tecnimont SpA	827,154		4,639,363
Prysmian	225,154		7,209,811
Societa Iniziative Autostradali e Servizi	662,858		9,118,084
Unipol Gruppo Finanziario	1,721,872		8,071,848
			49,416,089
Japan - 24.1%
Central Glass	897,000		3,946,165
CKD	420,200		7,055,106

Common Stocks - 98.8% (continued)	Shares		Value ($)
Japan - 24.1% (continued)
DIC	197,200		7,485,890
DTS	257,200		7,862,162
en-japan	283,800		8,147,553
Haseko	486,600		6,099,879
Hiroshima Bank	1,498,000		6,413,497
Hitachi High-Technologies	121,200		4,474,434
Hitachi Kokusai Electric	196,700		5,083,208
Hogy Medical	93,500		6,827,294
Ichigo	1,311,300		4,008,418
Itochu Techno-Solutions	109,800		3,824,500
Japan Aviation Electronics Industry	276,000		4,361,123
Japan Hotel REIT Investment	9,213		6,660,403
Kandenko	621,000		6,646,832
Matsumotokiyoshi Holdings	154,200		9,511,180
MINEBEA MITSUMI	496,500		8,210,073
Morinaga & Co	127,600		7,314,908
Nippon Electric Glass	138,200		4,901,465
Nishimatsu Construction	691,000		3,980,090
Park24	158,700		4,016,264
Rengo	814,300		4,623,809
Sanwa Holdings	427,900		4,634,338
Sawai Pharmaceutical	89,700		5,060,855
Shikoku Electric Power	483,100		5,806,227
Sumitomo Osaka Cement	1,484,000		6,959,300
Takara Leben	1,230,600		5,648,180
THK	190,200		5,822,713
TIS	131,200		3,968,906
Tokai Rika	286,800		5,283,603
Tokyo Seimitsu	96,600		3,360,343
Tokyo Steel Manufacturing	570,400		4,894,539
Toridoll Holdings	288,100		8,075,006
Toyo Tire & Rubber	175,900		3,625,061
Ulvac	107,000		5,745,748
			200,339,072
Malta - 1.0%
Kindred Group, SDR	745,873		8,300,514
Netherlands - 1.8%
ASR Nederland NV	101,863		3,852,692
Euronext	192,048	[b]	11,230,877
			15,083,569

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
New Zealand - .4%
Z Energy	553,725		3,218,654
Norway - 1.4%
Evry AS	1,278,049	[a,b]	4,778,756
Storebrand	864,962		7,221,905
			12,000,661
Singapore - 2.8%
Mapletree Industrial Trust	5,806,600		7,948,377
Mapletree Logistics Trust	9,500,000		8,412,353
Venture	690,200		6,707,696
			23,068,426
South Korea - 1.2%
Com2uS	35,818		3,671,261
Osstem Implant	65,493	[a]	3,517,385
Samsung Card	91,407		3,242,802
			10,431,448
Spain - 4.1%
Almirall	183,608		1,777,959
Cia de Distribucion Integral Logista Holdings	206,571		5,343,154
Enagas	179,640		5,079,316
Euskaltel	800,908	[b]	8,185,998
Gamesa Corp Tecnologica	129,628		2,125,326
Hispania Activos Inmobiliarios Socimi	339,336		6,121,979
Merlin Properties Socimi	405,106		5,457,426
			34,091,158
Sweden - .5%
Intrum Justitia	133,981		4,361,045
Switzerland - 5.7%
Adecco Group	48,620		3,710,798
Baloise Holding	29,745		4,780,364
Georg Fischer	4,900		5,574,228
IWG	2,204,302		9,539,411
Julius Baer Group	160,869	[a]	9,100,299
Landis+Gyr Group AG	46,384		3,734,417
Oriflame Holding AG	173,808		6,673,497
Sulzer	39,579		4,441,100
			47,554,114
United Arab Emirates - .5%
NMC Health	133,160		3,975,896
United Kingdom - 14.6%
Auto Trader Group	957,208	[b]	4,833,274

Common Stocks - 98.8% (continued)	Shares		Value ($)
United Kingdom - 14.6% (continued)
Britvic	1,016,031		9,571,540
Cairn Energy	2,348,336	[a]	5,567,817
Cineworld Group	1,159,146		10,545,060
ConvaTec Group	2,234,605	[b]	9,160,489
Halma	351,172		5,092,068
IMI	354,623		5,628,714
Indivior	1,393,834	[a]	7,061,857
Jimmy Choo	1,712,520	[a]	5,162,957
Jupiter Fund Management	853,310		6,012,080
Just Eat	413,870	[a]	3,388,304
Ladbrokes Coral Group	4,526,231		7,554,468
Meggitt	899,203		5,967,636
Melrose Industries	2,367,236		7,258,624
Playtech	468,267		5,934,273
RPC Group	553,793		6,546,846
Spectris	205,270		6,662,500
Spire Healthcare Group	1,399,270	[b]	6,369,381
Tyman	713,213		3,321,778
			121,639,666
United States - .7%
iShares MSCI EAFE Small-Cap ETF	94,274		5,638,528
Total Common Stocks (cost $690,332,679)			823,463,103
Preferred Stocks - .7%
Germany - .7%
Draegerwerk AG & Co.
(cost $5,928,425)	53,408		5,747,079
Other Investment - 2.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $16,551,380)	16,551,380	[c]	16,551,380
Total Investments (cost $712,812,484)	101.5%		845,761,562
Liabilities, Less Cash and Receivables	(1.5%)		(12,871,243)
Net Assets	100.0%		832,890,319

BR—Bearer Certificate
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SDR—Swedish Depository Receipts

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $70,879,247 or 8.51% of net assets.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Industrials	20.3
Consumer Discretionary	14.8
Financials	13.1
Information Technology	12.5
Materials	9.8
Health Care	8.7
Real Estate	7.8
Consumer Staples	4.7
Energy	3.4
Utilities	3.0
Money Market Investment	2.0
Telecommunications	1.4
101.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus International Small Cap Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common
Stocks†	817,824,575	-	- 817,824,575
Equity Securities - Foreign Preferred
Stocks†	5,747,079	-	-	5,747,079
Exchange-Traded Funds	5,638,528	-	-	5,638,528
Registered Investment Company	16,551,380	-	-	16,551,380
Forward Foreign Currency Exchange
Contracts††	-	65,083	-	65,083
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(12,000)	-	(12,000)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus International Small Cap Fund
July 31, 2017 (Unaudited)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Norwegian Krone,
Expiring
8/1/2017	1,529,755	192,775	194,555	1,780
Swedish Krona,
Expiring
8/1/2017	2,616,481	321,949	324,071	2,122
Barclays Bank
Danish Krone,
Expiring
8/1/2017	1,310,857	206,927	208,660	1,733
Credit Suisse International
Canadian Dollar,
Expiring
8/2/2017	1,009,135	808,733	809,412	679
JP Morgan Chase Bank
British Pound,
Expiring
8/1/2017	1,853,223	2,431,759	2,445,143	13,384
Euro,
Expiring
8/1/2017	4,552,561	5,343,919	5,389,304	45,385
Sales:
Goldman Sachs International
Japanese Yen,
Expiring
8/2/2017	92,607,652	837,511	840,017	(2,506)
Northern Trust Bank
Japanese Yen,
Expiring
8/1/2017	145,461,528	1,309,945	1,319,439	(9,494)
Gross Unrealized Appreciation				65,083
Gross Unrealized Depreciation				(12,000)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2017, accumulated net unrealized appreciation on investments was $132,949,078, consisting of $144,908,497 gross unrealized appreciation and $11,959,419 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 19, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)